Organization (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization
Earnout liability	$ 11,741,351		$ 5,133,428	$ 0
Senior Secured Convertible Promissory Notes	2,675,919		2,825,366	$ 0
Warrant liability (Public Warrants)	144,120		646,428
Warrant liability (Private Warrants)	5,828,609		21,557
Total liabilities measured at fair value	20,389,999		$ 8,626,779
Other expense related to instruments recorded at fair value	$ (12,424,851)	$ 0